HIGH YIELD BOND PORTFOLIO
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments — 93.8%
Asset-Backed Securities — 11.6%
Collateralized Loan Obligations
Adams Mill CLO Ltd. (Cayman Islands),
Series 2014-01A, Class A1R, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 0.000%)
2.931%(c)	07/15/26	1,237	$ 1,229,729
Ballyrock CLO Ltd. (Cayman Islands),
Series 2016-01A, Class AR, 144A, 3 Month LIBOR + 1.350% (Cap N/A, Floor 1.350%)
3.181%(c)	10/15/28	4,200	4,076,664
Cathedral Lake CLO Ltd. (Cayman Islands),
Series 2016-04A, Class AR, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 1.250%)
3.069%(c)	10/20/28	5,000	4,791,343
Elevation CLO Ltd. (Cayman Islands),
Series 2014-02A, Class A1R, 144A, 3 Month LIBOR + 1.230% (Cap N/A, Floor 0.000%)
3.061%(c)	10/15/29	5,000	4,750,279
Flatiron CLO Ltd. (Cayman Islands),
Series 2015-01A, Class AR, 144A, 3 Month LIBOR + 0.890% (Cap N/A, Floor 0.000%)
2.721%(c)	04/15/27	1,246	1,214,667
JMP Credit Advisors CLO Ltd. (Cayman Islands),
Series 2017-01A, Class AR, 144A, 3 Month LIBOR + 1.280% (Cap N/A, Floor 1.280%)
3.116%(c)	07/17/29	5,000	4,798,026
Mountain View CLO Ltd. (Cayman Islands),
Series 2019-01A, Class A1, 144A, 3 Month LIBOR + 1.440% (Cap N/A, Floor 1.440%)
3.271%(c)	04/15/29	4,175	3,990,752
OZLM Ltd. (Cayman Islands),
Series 2015-13A, Class A1R, 144A, 3 Month LIBOR + 1.080% (Cap N/A, Floor 0.000%)
2.850%(c)	07/30/27	500	484,684
Regatta Funding LP (Cayman Islands),
Series 2013-02A, Class A1R2, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)
3.081%(c)	01/15/29	5,000	4,811,920
Riserva CLO Ltd. (Cayman Islands),
Series 2016-03A, Class AR, 144A, 3 Month LIBOR + 1.140% (Cap N/A, Floor 0.000%)
2.959%(c)	10/18/28	5,000	4,814,645
Sound Point CLO Ltd. (Cayman Islands),
Series 2016-02A, Class AR, 144A, 3 Month LIBOR + 1.290% (Cap N/A, Floor 1.290%)
3.109%(c)	10/20/28	2,500	2,406,411
Series 2017-01A, Class AR, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)
2.956%(c)	01/23/29	5,000	4,783,471
TICP CLO Ltd. (Cayman Islands),
Series 2016-06A, Class AR, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)
3.031%(c)	01/15/29	2,500	2,408,709
Series 2018-IA, Class A1, 144A, 3 Month LIBOR + 0.830% (Cap N/A, Floor 0.830%)
2.624%(c)	04/26/28	5,000	4,875,014
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Wellfleet CLO Ltd. (Cayman Islands),
Series 2015-01A, Class AR3, 144A, 3 Month LIBOR + 1.280% (Cap N/A, Floor 1.280%)
3.099%(c)	07/20/29	2,000	$ 1,919,383

Total Asset-Backed Securities (cost $52,824,382)			51,355,697
Bank Loans — 5.1%
Chemicals — 0.7%
Nouryon USA LLC (Netherlands),
Initial Dollar Term Loan, 1 Month LIBOR + 3.000%
3.863%(c)	10/01/25^	597	537,216
Solenis International LP,
First Lien Initial Dollar Term Loan, 3 Month LIBOR + 4.000%
5.613%(c)	06/26/25	1,565	1,225,991
Second Lien Initial Term Loan, 3 Month LIBOR + 8.500%
10.113%(c)	06/26/26^	1,931	1,274,625
			3,037,832
Commercial Services — 0.1%
MPH Acquisition Holdings LLC,
Initial Term Loan, 3 Month LIBOR + 2.750%
4.200%(c)	06/07/23^	600	537,000
Computers — 1.1%
McAfee LLC,
Second Lien Initial Loan, 1 Month LIBOR + 8.500%
9.441%(c)	09/29/25	2,798	2,616,141
Term B USD Loan, 1 Month LIBOR + 3.750%
4.691%(c)	09/30/24	2,158	1,988,740
			4,604,881
Electric — 0.5%
Calpine Corp.,
Term Loan (05/15), 1 Month LIBOR + 2.250%
3.240%(c)	01/15/24	736	704,409
Heritage Power LLC,
Term Loan B, 3 Month LIBOR + 6.000%
7.771%(c)	07/30/26^	1,990	1,592,000
			2,296,409
Entertainment — 0.5%
Playtika Holding Corp.,
Term B Loan, 6 Month LIBOR + 6.000%
7.072%(c)	12/10/24	2,098	1,948,049
Scientific Games International, Inc.,
Initial Term B-5 Loan, 1 - 2 Month LIBOR + 2.750%
4.054%(c)	08/14/24	420	336,761
			2,284,810
Mining — 0.3%
Aleris International, Inc.,
Initial Term Loan, 1 Month LIBOR + 4.750%
5.739%(c)	02/27/23	1,550	1,386,995
Oil & Gas — 0.6%
Chesapeake Energy Corp.,
Class A Loan, 1 Month LIBOR + 8.000%
9.000%(c)	05/23/24	3,600	1,386,000
A1

HIGH YIELD BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Bank Loans (continued)
Oil & Gas (cont’d.)
CITGO Petroleum Corp.,
2019 Incremental Term B Loan, 1 Month LIBOR + 5.000%
6.000%(c)	03/27/24^	842	$ 724,117
Term B Loan, 1 Month LIBOR + 4.500%
5.500%(c)	07/29/21^	666	606,231
			2,716,348
Pharmaceuticals — 0.1%
Mallinckrodt International Finance SA,
2017 Term B Loan, 3 Month LIBOR + 2.750%
4.200%(c)	09/24/24	523	351,424
2018 Incremental Term Loan, 3 Month LIBOR + 3.000%
4.704%(c)	02/24/25	174	117,243
			468,667
Retail — 0.1%
EG America LLC (United Kingdom),
Second Lien Facility (USD), 3 Month LIBOR + 8.000%
9.072%(c)	04/20/26	467	357,488
Software — 0.9%
Boxer Parent Co., Inc.,
Initial Dollar Term Loan, 1 Month LIBOR + 4.250%
5.239%(c)	10/02/25	1,215	1,026,358
Finastra USA, Inc.,
Dollar Term Loan (Second Lien), 3 Month LIBOR + 7.250%
9.027%(c)	06/13/25	1,075	800,875
Informatica LLC,
Second Lien Initial Loan
7.125%	02/25/25	500	435,000
Kronos, Inc.,
Second Lien Initial Term Loan, 3 Month LIBOR + 8.250%
10.013%(c)	11/01/24	525	486,675
TIBCO Software, Inc.,
Second Lien Term Loan, 1 Month LIBOR + 7.250%
8.240%(c)	03/03/28^	850	790,500
Term Loan B-3, 1 Month LIBOR + 3.750%
4.740%(c)	06/30/26^	448	420,885
			3,960,293
Telecommunications — 0.2%
Sprint Communications, Inc.,
Initial Term Loan, 1 Month LIBOR + 2.500%
3.500%(c)	02/02/24^	798	791,959
West Corp.,
Initial Term B Loan, 3 Month LIBOR + 4.000%
5.450%(c)	10/10/24^	150	113,709
			905,668

Total Bank Loans (cost $27,671,864)			22,556,391
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds — 76.0%
Advertising — 0.7%
Mood Media Borrower LLC/Mood Media Co-Issuer, Inc.,
Sec’d. Notes, 144A, Cash pays ((6 Month LIBOR + 14.000%)/(1—Statutory Reserves)) or PIK 8.000% (Cap N/A, Floor 1.000%)
0.000%(c)	12/31/23^	317	$ 180,443
National CineMedia LLC,
Sr. Sec’d. Notes, 144A
5.875%	04/15/28(a)	575	400,952
Sr. Unsec’d. Notes
5.750%	08/15/26	1,625	1,068,426
Terrier Media Buyer, Inc.,
Gtd. Notes, 144A
8.875%	12/15/27	1,750	1,498,985
			3,148,806
Aerospace & Defense — 2.3%
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
7.450%	05/01/34	375	240,568
7.500%	12/01/24	3,225	2,135,946
7.500%	03/15/25	1,150	808,006
7.875%	04/15/27	3,825	2,637,366
8.750%	12/01/21	2,325	1,935,405
SSL Robotics LLC,
Sr. Sec’d. Notes, 144A
9.750%	12/31/23	975	1,022,011
TransDigm UK Holdings PLC,
Gtd. Notes
6.875%	05/15/26	200	187,830
TransDigm, Inc.,
Gtd. Notes
6.375%	06/15/26	332	318,303
6.500%	07/15/24(a)	625	594,321
6.500%	05/15/25	175	166,214
			10,045,970
Agriculture — 0.5%
Vector Group Ltd.,
Gtd. Notes, 144A
10.500%	11/01/26	350	292,288
Sr. Sec’d. Notes, 144A
6.125%	02/01/25	1,925	1,751,776
			2,044,064
Auto Manufacturers — 1.4%
Allison Transmission, Inc.,
Sr. Unsec’d. Notes, 144A
4.750%	10/01/27	175	162,734
5.875%	06/01/29	225	220,500
Ford Motor Co.,
Sr. Unsec’d. Notes
4.750%	01/15/43	1,100	560,929
5.291%	12/08/46	3,575	2,083,170
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
5.584%	03/18/24	625	578,919

A2

HIGH YIELD BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Auto Manufacturers (cont’d.)
General Motors Co.,
Sr. Unsec’d. Notes
5.000%	10/01/28(a)	125	$ 107,500
5.200%	04/01/45	150	115,047
Navistar International Corp.,
Gtd. Notes, 144A
6.625%	11/01/25	2,575	2,176,513
			6,005,312
Auto Parts & Equipment — 1.8%
Adient Global Holdings Ltd.,
Gtd. Notes, 144A
4.875%	08/15/26	2,175	1,511,641
American Axle & Manufacturing, Inc.,
Gtd. Notes
6.250%	04/01/25(a)	950	761,231
6.250%	03/15/26(a)	2,373	1,820,529
6.500%	04/01/27(a)	125	96,274
Cooper-Standard Automotive, Inc.,
Gtd. Notes, 144A
5.625%	11/15/26(a)	1,175	881,345
Dana Financing Luxembourg Sarl,
Gtd. Notes, 144A
5.750%	04/15/25	475	411,911
6.500%	06/01/26(a)	1,775	1,535,734
Dana, Inc.,
Sr. Unsec’d. Notes
5.375%	11/15/27	175	142,854
IHO Verwaltungs GmbH (Germany),
Sr. Sec’d. Notes, 144A, Cash coupon 4.750% or PIK 5.500%
4.750%	09/15/26	200	163,221
Titan International, Inc.,
Sr. Sec’d. Notes
6.500%	11/30/23(a)	1,100	501,078
			7,825,818
Banks — 0.2%
CIT Group, Inc.,
Sub. Notes
6.125%	03/09/28	975	913,913
Building Materials — 1.3%
Cornerstone Building Brands, Inc.,
Gtd. Notes, 144A
8.000%	04/15/26(a)	825	713,843
Griffon Corp.,
Gtd. Notes, 144A
5.750%	03/01/28	625	587,418
Masonite International Corp.,
Gtd. Notes, 144A
5.375%	02/01/28	450	442,753
Patrick Industries, Inc.,
Gtd. Notes, 144A
7.500%	10/15/27	725	710,457
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A
4.750%	01/15/28	825	758,621
5.500%	02/15/23	495	476,183
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Building Materials (cont’d.)
Summit Materials LLC/Summit Materials Finance Corp.,
Gtd. Notes, 144A
6.500%	03/15/27	300	$ 280,725
U.S. Concrete, Inc.,
Gtd. Notes
6.375%	06/01/24(a)	2,000	1,802,575
			5,772,575
Chemicals — 3.9%
Ashland LLC,
Gtd. Notes
6.875%	05/15/43	1,705	1,737,603
Atotech Alpha 2 BV (Germany),
Sr. Unsec’d. Notes, 144A, Cash coupon 8.750% or PIK 9.500%
8.750%	06/01/23	1,775	1,606,575
Atotech Alpha 3 BV/Alpha US Bidco, Inc. (United Kingdom),
Gtd. Notes, 144A
6.250%	02/01/25	450	414,287
Chemours Co. (The),
Gtd. Notes
5.375%	05/15/27	1,690	1,313,155
6.625%	05/15/23(a)	490	416,022
7.000%	05/15/25(a)	1,355	1,126,846
Cornerstone Chemical Co.,
Sr. Sec’d. Notes, 144A
6.750%	08/15/24	1,110	919,529
Element Solutions, Inc.,
Gtd. Notes, 144A
5.875%	12/01/25(a)	390	381,428
Hexion, Inc.,
Gtd. Notes, 144A
7.875%	07/15/27(a)	1,400	1,192,060
NOVA Chemicals Corp. (Canada),
Sr. Unsec’d. Notes, 144A
5.250%	06/01/27(a)	1,486	1,251,675
Rain CII Carbon LLC/CII Carbon Corp.,
Sec’d. Notes, 144A
7.250%	04/01/25	1,180	996,973
Starfruit Finco BV/Starfruit US Holdco LLC (Netherlands),
Sr. Unsec’d. Notes, 144A
8.000%	10/01/26(a)	1,665	1,578,689
TPC Group, Inc.,
Sr. Sec’d. Notes, 144A
10.500%	08/01/24	1,020	834,926
Tronox Finance PLC,
Gtd. Notes, 144A
5.750%	10/01/25(a)	1,700	1,514,995
Tronox, Inc.,
Gtd. Notes, 144A
6.500%	04/15/26(a)	820	737,516
Valvoline, Inc.,
Gtd. Notes, 144A
4.250%	02/15/30	335	311,471
Venator Finance Sarl/Venator Materials LLC,
Gtd. Notes, 144A
5.750%	07/15/25	1,155	900,680
			17,234,430

A3

HIGH YIELD BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Commercial Services — 3.4%
Allied Universal Holdco LLC/Allied Universal Finance Corp.,
Sr. Sec’d. Notes, 144A
6.625%	07/15/26	450	$ 443,522
Sr. Unsec’d. Notes, 144A
9.750%	07/15/27	1,750	1,648,004
AMN Healthcare, Inc.,
Gtd. Notes, 144A
4.625%	10/01/27	375	355,201
Laureate Education, Inc.,
Gtd. Notes, 144A
8.250%	05/01/25	2,245	2,231,161
Nielsen Co. Luxembourg SARL (The),
Gtd. Notes, 144A
5.500%	10/01/21	380	374,492
Refinitiv US Holdings, Inc.,
Gtd. Notes, 144A
8.250%	11/15/26(a)	855	907,971
United Rentals North America, Inc.,
Gtd. Notes
4.000%	07/15/30	500	459,862
4.875%	01/15/28	4,700	4,589,749
5.250%	01/15/30	1,000	999,393
5.500%	07/15/25	250	242,407
5.500%	05/15/27	650	641,374
6.500%	12/15/26	450	457,320
Verscend Escrow Corp.,
Sr. Unsec’d. Notes, 144A
9.750%	08/15/26	1,640	1,639,025
			14,989,481
Computers — 1.2%
Banff Merger Sub, Inc.,
Sr. Unsec’d. Notes, 144A
9.750%	09/01/26	3,570	3,126,958
Everi Payments, Inc.,
Gtd. Notes, 144A
7.500%	12/15/25	1,417	1,019,442
NCR Corp.,
Gtd. Notes, 144A
5.750%	09/01/27	250	229,269
Tempo Acquisition LLC/Tempo Acquisition Finance Corp.,
Sr. Unsec’d. Notes, 144A
6.750%	06/01/25	929	861,561
			5,237,230
Distribution/Wholesale — 0.2%
Anixter, Inc.,
Gtd. Notes
6.000%	12/01/25(a)	675	660,248
H&E Equipment Services, Inc.,
Gtd. Notes
5.625%	09/01/25	475	444,555
			1,104,803
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Diversified Financial Services — 2.9%
Alliance Data Systems Corp.,
Gtd. Notes, 144A
4.750%	12/15/24	800	$ 604,081
Fairstone Financial, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
7.875%	07/15/24	755	713,369
LPL Holdings, Inc.,
Gtd. Notes, 144A
5.750%	09/15/25	1,125	1,080,321
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A
6.000%	01/15/27	1,050	881,255
9.125%	07/15/26	4,650	4,222,810
Springleaf Finance Corp.,
Gtd. Notes
6.625%	01/15/28	1,125	1,062,226
6.875%	03/15/25	1,100	1,109,229
7.125%	03/15/26	2,975	2,927,920
			12,601,211
Electric — 3.6%
Calpine Corp.,
Sr. Unsec’d. Notes
5.750%	01/15/25	5,570	5,257,150
Sr. Unsec’d. Notes, 144A
5.125%	03/15/28	4,400	4,053,940
Keystone Power Pass-Through Holders LLC/Conemaugh Power Pass-Through Holders,
Gtd. Notes, 144A
9.000%	12/01/23	171	171,428
Sub. Notes, 144A, Cash coupon 13.000% or PIK N/A
13.000%	06/01/24	547	540,735
Mirant Corp.,
Bonds, 144A
—%(p)	07/15/49^	250	250
NRG Energy, Inc.,
Gtd. Notes
5.750%	01/15/28	950	961,853
Gtd. Notes, 144A
5.250%	06/15/29	225	231,656
Vistra Operations Co. LLC,
Gtd. Notes, 144A
5.000%	07/31/27	815	826,887
5.500%	09/01/26	1,350	1,391,324
5.625%	02/15/27	2,350	2,422,687
			15,857,910
Electronics — 0.1%
Itron, Inc.,
Gtd. Notes, 144A
5.000%	01/15/26	450	414,784
Energy-Alternate Sources — 0.1%
Enviva Partners LP/Enviva Partners Finance Corp.,
Gtd. Notes, 144A
6.500%	01/15/26	450	431,728

A4

HIGH YIELD BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Engineering & Construction — 0.8%
AECOM,
Gtd. Notes
5.125%	03/15/27	2,025	$ 1,825,626
5.875%	10/15/24	525	514,098
TopBuild Corp.,
Gtd. Notes, 144A
5.625%	05/01/26	1,425	1,309,461
			3,649,185
Entertainment — 3.4%
AMC Entertainment Holdings, Inc.,
Gtd. Notes
5.750%	06/15/25(a)	2,325	987,609
5.875%	11/15/26(a)	2,250	936,727
Caesars Resort Collection LLC/CRC Finco, Inc.,
Gtd. Notes, 144A
5.250%	10/15/25(a)	3,175	2,290,656
Eldorado Resorts, Inc.,
Gtd. Notes
7.000%	08/01/23	600	544,878
Golden Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A
7.625%	04/15/26	2,025	1,334,812
International Game Technology PLC,
Sr. Sec’d. Notes, 144A
6.250%	01/15/27	450	393,044
6.500%	02/15/25	975	860,040
Jacobs Entertainment, Inc.,
Sec’d. Notes, 144A
7.875%	02/01/24	1,325	1,077,578
Merlin Entertainments Ltd. (United Kingdom),
Gtd. Notes, 144A
5.750%	06/15/26	200	168,561
Motion Bondco DAC (United Kingdom),
Gtd. Notes, 144A
6.625%	11/15/27(a)	400	304,776
Penn National Gaming, Inc.,
Sr. Unsec’d. Notes, 144A
5.625%	01/15/27(a)	1,525	1,136,507
Scientific Games International, Inc.,
Gtd. Notes
6.625%	05/15/21(a)	3,337	2,706,708
Gtd. Notes, 144A
7.000%	05/15/28	350	216,853
7.250%	11/15/29	525	329,964
8.250%	03/15/26	1,227	785,663
Twin River Worldwide Holdings, Inc.,
Sr. Unsec’d. Notes, 144A
6.750%	06/01/27	875	663,937
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.,
Gtd. Notes, 144A
5.125%	10/01/29	470	433,877
			15,172,190
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Foods — 2.2%
B&G Foods, Inc.,
Gtd. Notes
5.250%	04/01/25(a)	150	$ 149,751
5.250%	09/15/27(a)	1,010	988,610
JBS USA LUX SA/JBS USA Finance, Inc.,
Gtd. Notes, 144A
5.750%	06/15/25	1,325	1,337,433
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.,
Gtd. Notes, 144A
6.500%	04/15/29	655	701,942
Sr. Unsec’d. Notes, 144A
5.500%	01/15/30(a)	2,100	2,166,544
Pilgrim’s Pride Corp.,
Gtd. Notes, 144A
5.750%	03/15/25	275	276,346
5.875%	09/30/27(a)	2,150	2,161,675
Post Holdings, Inc.,
Gtd. Notes, 144A
5.500%	12/15/29	1,700	1,765,401
			9,547,702
Gas — 0.9%
AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes
5.500%	05/20/25	1,475	1,355,255
5.625%	05/20/24	250	232,839
5.750%	05/20/27	1,475	1,361,193
5.875%	08/20/26	975	935,258
			3,884,545
Healthcare-Services — 3.8%
Centene Corp.,
Sr. Unsec’d. Notes, 144A
4.250%	12/15/27	375	377,482
Hadrian Merger Sub, Inc.,
Sr. Unsec’d. Notes, 144A
8.500%	05/01/26(a)	375	279,764
HCA, Inc.,
Gtd. Notes
3.500%	09/01/30	125	113,825
5.375%	02/01/25	2,700	2,766,448
5.625%	09/01/28	550	580,517
5.875%	02/01/29(a)	650	686,911
MEDNAX, Inc.,
Gtd. Notes, 144A
6.250%	01/15/27(a)	825	662,648
Polaris Intermediate Corp.,
Sr. Unsec’d. Notes, 144A, Cash coupon 8.500% or PIK 9.250%
8.500%	12/01/22(a)	2,160	1,705,507
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc.,
Gtd. Notes, 144A
9.750%	12/01/26	3,425	3,283,492
Surgery Center Holdings, Inc.,
Gtd. Notes, 144A
6.750%	07/01/25	575	420,059
10.000%	04/15/27(a)	725	524,180

A5

HIGH YIELD BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Healthcare-Services (cont’d.)
Tenet Healthcare Corp.,
Sec’d. Notes, 144A
6.250%	02/01/27(a)	1,125	$ 1,096,740
Sr. Sec’d. Notes, 144A
5.125%	11/01/27	200	191,083
Sr. Unsec’d. Notes
6.750%	06/15/23(a)	1,650	1,524,078
6.875%	11/15/31	2,025	1,701,524
7.000%	08/01/25(a)	1,040	899,603
			16,813,861
Home Builders — 5.4%
Ashton Woods USA LLC/Ashton Woods Finance Co.,
Sr. Unsec’d. Notes, 144A
6.750%	08/01/25	1,500	1,181,007
9.875%	04/01/27	1,125	1,125,000
Beazer Homes USA, Inc.,
Gtd. Notes
5.875%	10/15/27	1,550	1,169,253
6.750%	03/15/25	850	708,954
7.250%	10/15/29	1,025	799,508
Brookfield Residential Properties, Inc./Brookfield Residential US Corp. (Canada),
Gtd. Notes, 144A
4.875%	02/15/30	800	612,607
6.250%	09/15/27	625	542,658
6.375%	05/15/25	2,050	1,840,029
Century Communities, Inc.,
Gtd. Notes
6.750%	06/01/27	1,400	1,132,941
Forestar Group, Inc.,
Gtd. Notes, 144A
5.000%	03/01/28	500	415,047
8.000%	04/15/24	750	753,637
KB Home,
Gtd. Notes
4.800%	11/15/29	350	297,954
6.875%	06/15/27	750	748,605
7.625%	05/15/23	675	681,819
Lennar Corp.,
Gtd. Notes
5.250%	06/01/26	75	74,541
M/I Homes, Inc.,
Gtd. Notes
5.625%	08/01/25	425	381,700
Gtd. Notes, 144A
4.950%	02/01/28	900	763,630
Mattamy Group Corp. (Canada),
Sr. Unsec’d. Notes, 144A
4.625%	03/01/30	1,000	869,220
5.250%	12/15/27	475	441,808
Meritage Homes Corp.,
Gtd. Notes
5.125%	06/06/27	1,300	1,234,448
6.000%	06/01/25	1,275	1,192,075
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Home Builders (cont’d.)
New Home Co., Inc. (The),
Gtd. Notes
7.250%	04/01/22	700	$ 608,037
PulteGroup, Inc.,
Gtd. Notes
5.000%	01/15/27	150	149,561
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A
5.875%	01/31/25	1,525	1,409,132
5.875%	06/15/27	1,350	1,254,581
6.000%	09/01/23	375	361,176
6.625%	07/15/27	1,875	1,687,648
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc.,
Gtd. Notes, 144A
5.625%	03/01/24	275	259,679
5.875%	04/15/23	1,150	1,126,498
			23,822,753
Household Products/Wares — 0.0%
Spectrum Brands, Inc.,
Gtd. Notes, 144A
5.000%	10/01/29	200	173,758
Housewares — 0.1%
Scotts Miracle-Gro Co. (The),
Gtd. Notes
4.500%	10/15/29	625	595,243
Iron/Steel — 0.4%
Cleveland-Cliffs, Inc.,
Gtd. Notes
5.750%	03/01/25(a)	465	360,142
Gtd. Notes, 144A
5.875%	06/01/27	2,255	1,368,683
Sr. Sec’d. Notes, 144A
6.750%	03/15/26	200	178,207
			1,907,032
Leisure Time — 0.3%
NCL Corp. Ltd.,
Sr. Unsec’d. Notes, 144A
3.625%	12/15/24	450	287,446
Royal Caribbean Cruises Ltd.,
Sr. Unsec’d. Notes
2.650%	11/28/20	575	526,036
5.250%	11/15/22(a)	150	108,786
Viking Cruises Ltd.,
Gtd. Notes, 144A
5.875%	09/15/27	1,025	613,233
			1,535,501
Lodging — 0.7%
MGM Resorts International,
Gtd. Notes
4.625%	09/01/26	58	49,237
6.000%	03/15/23	1,150	1,101,093
Station Casinos LLC,
Gtd. Notes, 144A
4.500%	02/15/28	950	766,632

A6

HIGH YIELD BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Lodging (cont’d.)
Wyndham Destinations, Inc.,
Sr. Sec’d. Notes, 144A
4.625%	03/01/30(a)	425	$ 327,312
Wynn Macau Ltd. (Macau),
Sr. Unsec’d. Notes, 144A
5.125%	12/15/29(a)	925	786,962
			3,031,236
Machinery-Diversified — 0.5%
ATS Automation Tooling Systems, Inc. (Canada),
Gtd. Notes, 144A
6.500%	06/15/23	600	590,819
Cloud Crane LLC,
Sec’d. Notes, 144A
10.125%	08/01/24	2,050	1,625,645
			2,216,464
Media — 6.7%
AMC Networks, Inc.,
Gtd. Notes
4.750%	08/01/25	320	310,731
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A
4.500%	05/01/32	1,300	1,266,831
4.750%	03/01/30	2,375	2,365,972
5.000%	02/01/28	1,905	1,912,224
5.375%	06/01/29	200	205,890
Clear Channel Worldwide Holdings, Inc.,
Gtd. Notes, 144A
9.250%	02/15/24	7,635	6,563,742
CSC Holdings LLC,
Gtd. Notes, 144A
5.375%	07/15/23	575	580,776
5.375%	02/01/28	350	359,701
Sr. Unsec’d. Notes, 144A
7.500%	04/01/28(a)	275	293,305
Cumulus Media New Holdings, Inc.,
Sr. Sec’d. Notes, 144A
6.750%	07/01/26(a)	875	779,373
Diamond Sports Group LLC/Diamond Sports Finance Co.,
Gtd. Notes, 144A
6.625%	08/15/27(a)	4,220	2,818,094
Sr. Sec’d. Notes, 144A
5.375%	08/15/26	1,020	828,711
DISH DBS Corp.,
Gtd. Notes
7.750%	07/01/26(a)	2,350	2,415,492
Entercom Media Corp.,
Sec’d. Notes, 144A
6.500%	05/01/27(a)	875	769,767
Gray Television, Inc.,
Gtd. Notes, 144A
5.875%	07/15/26(a)	1,335	1,190,408
7.000%	05/15/27	335	333,132
iHeartCommunications, Inc.,
Gtd. Notes
8.375%	05/01/27(a)	1,150	985,881
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Media (cont’d.)
Midcontinent Communications/Midcontinent Finance Corp.,
Gtd. Notes, 144A
5.375%	08/15/27	300	$ 294,771
Quebecor Media, Inc. (Canada),
Sr. Unsec’d. Notes
5.750%	01/15/23	410	418,863
Radiate Holdco LLC/Radiate Finance, Inc.,
Sr. Unsec’d. Notes, 144A
6.625%	02/15/25(a)	900	752,750
6.875%	02/15/23	1,735	1,565,275
Scripps Escrow, Inc.,
Gtd. Notes, 144A
5.875%	07/15/27	310	276,720
Sinclair Television Group, Inc.,
Gtd. Notes, 144A
5.875%	03/15/26	275	244,750
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A
5.125%	02/15/25	1,760	1,499,812
6.750%	09/15/22	345	329,465
Videotron Ltd. (Canada),
Gtd. Notes
5.000%	07/15/22	50	50,237
			29,412,673
Mining — 2.6%
Constellium SE,
Gtd. Notes, 144A
5.875%	02/15/26(a)	1,175	1,029,225
6.625%	03/01/25(a)	1,060	954,022
Eldorado Gold Corp. (Canada),
Sec’d. Notes, 144A
9.500%	06/01/24	1,300	1,271,597
First Quantum Minerals Ltd. (Zambia),
Gtd. Notes, 144A
6.500%	03/01/24(a)	520	434,230
7.250%	04/01/23	135	113,840
7.500%	04/01/25	1,575	1,323,941
Freeport-McMoRan, Inc.,
Gtd. Notes
3.875%	03/15/23	1,100	1,046,932
Hecla Mining Co.,
Gtd. Notes
7.250%	02/15/28	625	550,056
IAMGOLD Corp. (Canada),
Gtd. Notes, 144A
7.000%	04/15/25	1,385	1,319,633
New Gold, Inc. (Canada),
Gtd. Notes, 144A
6.250%	11/15/22	815	791,936
6.375%	05/15/25	1,015	944,701
Novelis Corp.,
Gtd. Notes, 144A
5.875%	09/30/26(a)	1,660	1,642,612
			11,422,725

A7

HIGH YIELD BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Miscellaneous Manufacturing — 0.3%
Amsted Industries, Inc.,
Gtd. Notes, 144A
5.625%	07/01/27	425	$ 419,554
Sr. Unsec’d. Notes, 144A
4.625%	05/15/30	570	512,308
FXI Holdings, Inc.,
Sr. Sec’d. Notes, 144A
7.875%	11/01/24	655	450,162
			1,382,024
Oil & Gas — 4.5%
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp.,
Gtd. Notes
7.875%	12/15/24(d)	5,200	26,506
Antero Resources Corp.,
Gtd. Notes
5.000%	03/01/25	2,770	1,058,292
5.125%	12/01/22	775	417,683
5.375%	11/01/21	750	545,439
5.625%	06/01/23	1,450	608,225
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Sr. Unsec’d. Notes, 144A
7.000%	11/01/26	1,825	523,417
10.000%	04/01/22	2,050	1,096,666
Centennial Resource Production LLC,
Gtd. Notes, 144A
5.375%	01/15/26	425	102,468
Citgo Holding, Inc.,
Sr. Sec’d. Notes, 144A
9.250%	08/01/24	2,050	1,691,166
CNX Resources Corp.,
Gtd. Notes
5.875%	04/15/22	1,397	1,278,045
Gtd. Notes, 144A
7.250%	03/14/27	1,650	1,162,545
CrownRock LP/CrownRock Finance, Inc.,
Sr. Unsec’d. Notes, 144A
5.625%	10/15/25	350	176,708
Denbury Resources, Inc.,
Sec’d. Notes, 144A
9.000%	05/15/21	350	102,400
Diamond Offshore Drilling, Inc.,
Sr. Unsec’d. Notes
7.875%	08/15/25	1,025	264,020
Endeavor Energy Resources LP/EER Finance, Inc.,
Sr. Unsec’d. Notes, 144A
5.750%	01/30/28	1,250	844,758
Extraction Oil & Gas, Inc.,
Gtd. Notes, 144A
5.625%	02/01/26	2,000	325,737
7.375%	05/15/24	950	169,419
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A
5.000%	12/01/24	75	35,007
5.750%	10/01/25	1,275	598,558
6.250%	11/01/28(a)	900	404,669
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
MEG Energy Corp. (Canada),
Gtd. Notes, 144A
7.000%	03/31/24	525	$ 242,160
Sr. Unsec’d. Notes, 144A
7.125%	02/01/27	975	484,930
Nabors Industries Ltd.,
Gtd. Notes, 144A
7.500%	01/15/28	700	191,327
Nabors Industries, Inc.,
Gtd. Notes
5.750%	02/01/25	2,750	606,077
Precision Drilling Corp. (Canada),
Gtd. Notes
7.750%	12/15/23	525	196,336
Gtd. Notes, 144A
7.125%	01/15/26(a)	1,225	445,431
Range Resources Corp.,
Gtd. Notes
4.875%	05/15/25	775	445,163
5.000%	03/15/23	380	277,407
5.875%	07/01/22	799	573,429
Gtd. Notes, 144A
9.250%	02/01/26	850	522,151
Seventy Seven Energy, Inc.,
Sr. Unsec’d. Notes
6.500%	07/15/22^(d)	275	3
Sunoco LP/Sunoco Finance Corp.,
Gtd. Notes
5.500%	02/15/26	850	735,288
5.875%	03/15/28	100	83,529
Transocean, Inc.,
Gtd. Notes, 144A
7.250%	11/01/25	1,875	940,898
7.500%	01/15/26	1,175	543,394
8.000%	02/01/27	825	391,480
Valaris PLC (Saudi Arabia),
Sr. Unsec’d. Notes
5.750%	10/01/44	400	34,109
7.375%	06/15/25	75	15,164
7.750%	02/01/26	2,050	188,286
WPX Energy, Inc.,
Sr. Unsec’d. Notes
5.250%	09/15/24	800	488,002
5.250%	10/15/27	1,000	550,087
5.750%	06/01/26(a)	275	158,334
8.250%	08/01/23	325	238,540
			19,783,253
Oil & Gas Services — 0.0%
Nine Energy Service, Inc.,
Gtd. Notes, 144A
8.750%	11/01/23	400	100,040
Packaging & Containers — 0.5%
ARD Finance SA (Luxembourg),
Sr. Sec’d. Notes, 144A, Cash coupon 6.500% or PIK 7.250%
6.500%	06/30/27	950	828,756

A8

HIGH YIELD BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Packaging & Containers (cont’d.)
Owens-Brockway Glass Container, Inc.,
Gtd. Notes, 144A
6.375%	08/15/25(a)	200	$ 189,487
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu,
Gtd. Notes, 144A
7.000%	07/15/24	900	916,100
TriMas Corp.,
Gtd. Notes, 144A
4.875%	10/15/25	337	319,399
			2,253,742
Pharmaceuticals — 1.7%
Bausch Health Americas, Inc.,
Gtd. Notes, 144A
8.500%	01/31/27	150	156,816
Bausch Health Cos., Inc.,
Gtd. Notes, 144A
5.000%	01/30/28(a)	725	686,373
5.250%	01/30/30(a)	725	686,238
5.875%	05/15/23	68	67,139
6.125%	04/15/25(a)	2,450	2,428,014
7.000%	01/15/28(a)	775	803,157
7.250%	05/30/29	1,510	1,568,900
Sr. Sec’d. Notes, 144A
5.750%	08/15/27	170	175,179
Endo Dac/Endo Finance LLC/Endo Finco, Inc.,
Gtd. Notes, 144A
6.000%	02/01/25	1,200	822,031
			7,393,847
Pipelines — 1.7%
Antero Midstream Partners LP/Antero Midstream Finance Corp.,
Gtd. Notes
5.375%	09/15/24	375	262,893
Gtd. Notes, 144A
5.750%	01/15/28	1,825	1,171,371
DCP Midstream Operating LP,
Gtd. Notes, 144A
6.450%	11/03/36	200	95,963
Energy Transfer Operating LP,
Jr. Sub. Notes, Series G
7.125%(ff)	–(rr)	775	471,452
Global Partners LP/GLP Finance Corp.,
Gtd. Notes
7.000%	06/15/23	950	777,270
7.000%	08/01/27	260	193,422
NGPL PipeCo LLC,
Sr. Unsec’d. Notes, 144A
4.875%	08/15/27	175	154,196
7.768%	12/15/37	675	676,360
Rockies Express Pipeline LLC,
Sr. Unsec’d. Notes, 144A
6.875%	04/15/40	2,269	1,378,143
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A
5.500%	09/15/24	875	482,216
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pipelines (cont’d.)
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., (cont’d.)
5.500%	01/15/28	2,025	$ 1,053,800
Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
Gtd. Notes
6.750%	03/15/24	675	606,098
			7,323,184
Real Estate — 1.0%
Five Point Operating Co. LP/Five Point Capital Corp.,
Gtd. Notes, 144A
7.875%	11/15/25	1,475	1,268,418
Greystar Real Estate Partners LLC,
Sr. Sec’d. Notes, 144A
5.750%	12/01/25	1,825	1,657,042
Hunt Cos., Inc.,
Sr. Sec’d. Notes, 144A
6.250%	02/15/26	1,825	1,363,433
			4,288,893
Real Estate Investment Trusts (REITs) — 1.1%
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes
5.375%	04/15/26	730	653,807
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.,
Gtd. Notes
4.500%	01/15/28	1,175	986,974
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes
5.000%	10/15/27(a)	1,225	1,187,537
RHP Hotel Properties LP/RHP Finance Corp.,
Gtd. Notes
5.000%	04/15/23	150	118,050
Sabra Health Care LP,
Gtd. Notes
5.125%	08/15/26	400	379,248
VICI Properties LP/VICI Note Co., Inc.,
Gtd. Notes, 144A
4.250%	12/01/26	910	835,989
4.625%	12/01/29	745	677,691
			4,839,296
Retail — 4.0%
Brinker International, Inc.,
Gtd. Notes, 144A
5.000%	10/01/24	175	125,946
Sr. Unsec’d. Notes
3.875%	05/15/23(a)	500	324,966
CEC Entertainment, Inc.,
Gtd. Notes
8.000%	02/15/22	2,000	800,893
eG Global Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
8.500%	10/30/25	1,075	956,141
Ferrellgas LP/Ferrellgas Finance Corp.,
Gtd. Notes
6.750%	06/15/23	850	732,958

A9

HIGH YIELD BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Retail (cont’d.)
Ferrellgas LP/Ferrellgas Finance Corp., (cont’d.)
Sr. Unsec’d. Notes
6.500%	05/01/21	625	$ 545,030
6.750%	01/15/22	975	833,460
Ferrellgas Partners LP/Ferrellgas Partners Finance Corp.,
Sr. Unsec’d. Notes
8.625%	06/15/20	1,950	469,380
8.625%	06/15/20	2,825	479,220
Golden Nugget, Inc.,
Gtd. Notes, 144A
8.750%	10/01/25	2,350	1,213,992
Sr. Unsec’d. Notes, 144A
6.750%	10/15/24	1,550	975,453
Michaels Stores, Inc.,
Gtd. Notes, 144A
8.000%	07/15/27(a)	2,025	1,499,776
PetSmart, Inc.,
Sr. Sec’d. Notes, 144A
5.875%	06/01/25	2,037	2,029,101
Rite Aid Corp.,
Gtd. Notes, 144A
6.125%	04/01/23	1,471	1,280,423
Sr. Sec’d. Notes, 144A
7.500%	07/01/25	504	487,775
Sally Holdings LLC/Sally Capital, Inc.,
Gtd. Notes
5.625%	12/01/25(a)	2,600	2,120,430
Suburban Propane Partners LP/Suburban Energy Finance Corp.,
Sr. Unsec’d. Notes
5.500%	06/01/24	1,175	1,095,267
5.750%	03/01/25	175	161,753
5.875%	03/01/27	150	137,905
Superior Plus LP/Superior General Partner, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
7.000%	07/15/26	1,075	1,054,035
Yum! Brands, Inc.,
Sr. Unsec’d. Notes, 144A
7.750%	04/01/25	200	210,111
			17,534,015
Software — 1.5%
Dun & Bradstreet Corp. (The),
Sr. Sec’d. Notes, 144A
6.875%	08/15/26	285	297,681
Infor US, Inc.,
Gtd. Notes
6.500%	05/15/22	5,015	4,920,420
RP Crown Parent LLC,
Gtd. Notes, 144A
7.375%	10/15/24	1,555	1,502,182
			6,720,283
Telecommunications — 7.7%
C&W Senior Financing DAC (Ireland),
Sr. Unsec’d. Notes, 144A
6.875%	09/15/27	775	666,500
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Telecommunications (cont’d.)
CenturyLink, Inc.,
Sr. Unsec’d. Notes, Series P
7.600%	09/15/39	165	$ 160,212
CommScope Technologies LLC,
Gtd. Notes, 144A
6.000%	06/15/25	2,140	1,959,473
CommScope, Inc.,
Gtd. Notes, 144A
8.250%	03/01/27(a)	435	423,047
Connect Finco SARL/Connect US Finco LLC (United Kingdom),
Sr. Sec’d. Notes, 144A
6.750%	10/01/26	425	352,683
Digicel Group One Ltd. (Jamaica),
Sr. Sec’d. Notes, 144A
8.250%	12/30/22	1,304	573,658
Digicel Group Two Ltd. (Jamaica),
Sr. Unsec’d. Notes, 144A
8.250%	09/30/22	1,181	193,883
Sr. Unsec’d. Notes, 144A, Cash coupon 9.125% or PIK 9.125%
9.125%	04/01/24	2,338	250,358
Digicel International Finance Ltd./Digicel Holdings Bermuda Ltd. (Saint Lucia),
Sr. Sec’d. Notes, 144A
8.750%	05/25/24	850	747,596
Digicel Ltd. (Jamaica),
Gtd. Notes, 144A
6.750%	03/01/23	4,710	1,883,310
Sr. Unsec’d. Notes, 144A
6.000%	04/15/21	1,875	1,021,921
Embarq Corp.,
Sr. Unsec’d. Notes
7.995%	06/01/36	6,775	6,704,768
Front Range BidCo, Inc.,
Sr. Unsec’d. Notes, 144A
6.125%	03/01/28	500	475,231
Intelsat Jackson Holdings SA (Luxembourg),
Gtd. Notes
5.500%	08/01/23(a)	1,945	1,197,810
Gtd. Notes, 144A
9.750%	07/15/25(a)	3,955	2,473,225
Intelsat Luxembourg SA (Luxembourg),
Gtd. Notes
8.125%	06/01/23	1,690	363,969
Intrado Corp.,
Gtd. Notes, 144A
8.500%	10/15/25(a)	3,884	2,841,014
Northwestern Bell Telephone,
Sr. Unsec’d. Notes
7.750%	05/01/30	100	112,537
ORBCOMM, Inc.,
Sr. Sec’d. Notes, 144A
8.000%	04/01/24	1,850	1,774,233
Sprint Capital Corp.,
Gtd. Notes
6.875%	11/15/28	430	490,820
8.750%	03/15/32(a)	1,991	2,634,701

A10

HIGH YIELD BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Telecommunications (cont’d.)
Sprint Corp.,
Gtd. Notes
7.125%	06/15/24	595	$ 652,212
7.625%	02/15/25	1,860	2,075,342
Xplornet Communications, Inc. (Canada),
Gtd. Notes, 144A, Cash coupon 9.625% or PIK 10.625%
9.625%	06/01/22	4,376	4,157,230
			34,185,733
Transportation — 0.6%
XPO Logistics, Inc.,
Gtd. Notes, 144A
6.750%	08/15/24	2,650	2,595,596

Total Corporate Bonds (cost $407,903,318)			335,212,809
Residential Mortgage-Backed Securities — 0.0%
Adjustable Rate Mortgage Trust,
Series 2005-07, Class 1A1
3.574%(cc)	10/25/35	5	3,489
Alternative Loan Trust,
Series 2005-43, Class 4A3
3.357%(cc)	10/25/35	2	1,958
Series 2006-HY13, Class 4A1
3.832%(cc)	02/25/37	3	2,467
Series 2006-OA09, Class 2A1A, 1 Month LIBOR + 0.210% (Cap N/A, Floor 0.210%)
0.983%(c)	07/20/46	4	2,482
American Home Mortgage Assets Trust,
Series 2006-04, Class 1A12, 1 Month LIBOR + 0.210% (Cap N/A, Floor 0.210%)
1.157%(c)	10/25/46	22	12,771
American Home Mortgage Investment Trust,
Series 2005-02, Class 4A1, 6 Month LIBOR + 1.500% (Cap 11.000%, Floor 1.500%)
3.033%(c)	09/25/45	1	706
Banc of America Funding Trust,
Series 2006-B, Class 2A1
3.624%(cc)	03/20/36	5	4,416
Citigroup Mortgage Loan Trust,
Series 2007-10, Class 22AA
4.128%(cc)	09/25/37	14	11,842
HarborView Mortgage Loan Trust,
Series 2006-05, Class 2A1A, 1 Month LIBOR + 0.180% (Cap N/A, Floor 0.180%)
0.930%(c)	07/19/46	6	3,218
IndyMac INDX Mortgage Loan Trust,
Series 2006-AR12, Class A1, 1 Month LIBOR + 0.190% (Cap N/A, Floor 0.190%)
1.137%(c)	09/25/46	5	3,895
JPMorgan Mortgage Trust,
Series 2007-S03, Class 1A96
6.000%	08/25/37	14	9,534
MASTR Adjustable Rate Mortgages Trust,
Series 2006-OA01, Class 1A1, 1 Month LIBOR + 0.210% (Cap N/A, Floor 0.210%)
1.157%(c)	04/25/46	3	2,622
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
RALI Trust,
Series 2006-QA02, Class 3A1
5.758%(cc)	02/25/36	14	$ 10,274
Residential Asset Securitization Trust,
Series 2007-A05, Class 2A3
6.000%	05/25/37	3	2,402
WaMu Mortgage Pass-Through Certificates Trust,
Series 2007-HY01, Class 2A3
3.586%(cc)	02/25/37	3	2,430
Series 2007-HY01, Class 4A1
3.725%(cc)	02/25/37	4	3,134

Total Residential Mortgage-Backed Securities (cost $78,432)			77,640

	Shares
Common Stocks — 1.0%
Chemicals — 0.0%
Hexion Holdings Corp. (Class B Stock)*	23,260	220,970
Electric Utilities — 0.8%
GenOn Energy Holdings, Inc. (Class A Stock)*^	11,836	2,722,280
Keycon Power Holdings LLC*	2,150	666,500
		3,388,780
Independent Power & Renewable Electricity Producers — 0.2%
Vistra Energy Corp.	44,042	702,911
Media — 0.0%
Mood Media Corp.*^	88,166	18
Mood Media Corp.*^	71,972	14
		32
Oil, Gas & Consumable Fuels — 0.0%
Ascent Resources - Marcellus LLC (Class A Stock)*^	4,593	1,148
Frontera Energy Corp. (Colombia)	7,600	18,772
		19,920

Total Common Stocks (cost $2,783,318)		4,332,613
Preferred Stocks — 0.1%
Capital Markets — 0.1%
Goldman Sachs Group, Inc. (The), Series K, 6.375%	11,850	308,456
Construction Materials — 0.0%
New Millennium Homes LLC^	408	6,944
Media — 0.0%
Adelphia Communications Corp.^	700	1

Total Preferred Stocks (cost $296,917)		315,401

A11

HIGH YIELD BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
	Units	Value
Warrants* — 0.0%
Oil, Gas & Consumable Fuels
Ascent Resources - Marcellus LLC, 2nd Lien Tranche A, expiring 03/30/23^	30,044	$ 3
Ascent Resources - Marcellus LLC, 2nd Lien Tranche B, expiring 03/30/23^	23,368	2

Total Warrants (cost $6,844)		5

Total Long-Term Investments (cost $491,565,075)		413,850,556

	Shares
Short-Term Investments — 15.7%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(w)	17,811,293	17,811,293
PGIM Institutional Money Market Fund (cost $51,373,222; includes $51,300,903 of cash collateral for securities on loan)(b)(w)	51,404,122	51,321,876

Total Short-Term Investments (cost $69,184,515)		69,133,169

TOTAL INVESTMENTS—109.5% (cost $560,749,590)		482,983,725

Liabilities in excess of other assets(z) — (9.5)%		(41,987,730)

Net Assets — 100.0%		$ 440,995,995

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
USD	US Dollar

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
CDX	Credit Derivative Index
CLO	Collateralized Loan Obligation
LIBOR	London Interbank Offered Rate
PIK	Payment-in-Kind
REITs	Real Estate Investment Trust
Q	Quarterly payment frequency for swaps

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $10,299,348 and 2.3% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $50,611,236; cash collateral of $51,300,903 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2020.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of March 31, 2020. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(p)	Interest rate not available as of March 31, 2020.
(rr)	Perpetual security with no stated maturity date.
(w)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Futures contracts outstanding at March 31, 2020:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
85	2 Year U.S. Treasury Notes	Jun. 2020	$18,732,539	$320,300
33	5 Year U.S. Treasury Notes	Jun. 2020	4,136,860	157,634
12	10 Year U.S. Treasury Notes	Jun. 2020	1,664,250	(554)
24	20 Year U.S. Treasury Bonds	Jun. 2020	4,297,500	249,084
3	30 Year U.S. Ultra Treasury Bonds	Jun. 2020	665,625	(365)
				$726,099
A12

HIGH YIELD BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Credit default swap agreements outstanding at March 31, 2020:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at March 31, 2020	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Buy Protection(1):
CDX.NA.HY.34.V1	06/20/25	5.000%(Q)	7,135	$403,128	$443,284	$40,156
The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A13